CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF CHANGES IN MEMBERS' CAPITAL / OWNER'S EQUITY (USD $) In Millions, unless otherwise specified	Total	Dropdown Companies' Equity [Member]	Owner's Equity [Member]	Common Units [Member]	Subordinated Units [Member]	Seadrill [Member]	Total Before Non-controlling Interest [Member]	Non-controlling Interest [Member]
Consolidated Balance at Dec. 31, 2009	$ 1,318.2	$ 0	$ 1,318.2	$ 0	$ 0	$ 0	$ 1,318.2	$ 0
Increase (Decrease) in Partners' Capital [Roll Forward]
Combined carve-out net (loss)/ income	176.5	0	176.5	0	0	0	176.5	0
Movement in invested equity	(460.0)	0	(460.0)	0	0	0	(460.0)	0
Consolidated Balance at Dec. 31, 2010	1,034.7	0	1,034.7	0	0	0	1,034.7	0
Increase (Decrease) in Partners' Capital [Roll Forward]
Combined carve-out net (loss)/ income	140.5	(0.6)	141.1	0	0	0	140.5	0
Movement in invested equity	(360.0)	22.8	(382.8)	0	0	0	(360.8)	0
Consolidated Balance at Dec. 31, 2011	815.2	22.2	793.0	0	0	0	815.2	0
Increase (Decrease) in Partners' Capital [Roll Forward]
Combined carve-out net (loss)/ income	144.7	(1.8)	146.5	0	0	0	144.7	0
Movement in invested equity	17.7	24.1	(6.4)	0	0	0	17.7	0
Elimination of equity transferred to the Company	0	0	(644.6)	0	0	0	(644.6)	644.6
Consolidated Balance at Oct. 24, 2012	977.6	44.5	288.5	0	0	0	333.0	644.6
Increase (Decrease) in Partners' Capital [Roll Forward]
Combined carve-out net (loss)/ income	(0.9)	(0.9)	0	0	0	0	(0.9)	0
Movement in invested equity	(34.9)	(34.9)	0	0	0	0	(34.9)
Allocation of Company capital to unitholders	0	0	(288.5)	202.6	85.9	0	0	0
Issuance of 24,815,025 common units and 16,543,350 subordinated units	221.4	0	0	221.4	0	0	221.4	0
Expenses related to IPO	(18.8)	0	0	(18.8)	0	0	(18.8)	0
Proceeds distributed back to Seadrill	(202.6)	0	0	(202.6)	0	0	(202.6)	0
Post IPO net income	41.8	0	0	5.6	3.7	0	9.3	32.5
Consolidated Balance at Dec. 31, 2012	$ 983.6	$ 8.7	$ 0	$ 208.2	$ 89.6	$ 0	$ 306.5	$ 677.1